Financial Instruments (Schedule of Exposure to Linkage and Foreign Currency Risk) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Forward exchange contracts on foreign currencies [Member]
Instruments not used for hedging
Currency/linkage receivable	USD	USD
Currency/linkage payable	NIS	NIS
Notional Value	₪ 105	₪ 95
Fair value	₪ (1)	₪ 1
Forward exchange contracts on CPI [Member]
Instruments not used for hedging
Currency/linkage receivable	CPI	CPI
Currency/linkage payable	NIS	NIS
Notional Value	₪ 500	₪ 800
Fair value	₪ (17)	₪ (17)
Foreign currency put options [Member]
Instruments not used for hedging
Currency/linkage receivable	NIS	NIS
Currency/linkage payable	USD	USD
Notional Value	₪ (105)	₪ (95)
Fair value	₪ 1	₪ 1
Embedded derivative in lease contracts [Member]
Instruments not used for hedging
Currency/linkage receivable	USD
Currency/linkage payable	NIS
Notional Value	₪ 16
Fair value	₪ 2